CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CONSOLIDATED FINANCIAL STATEMENTS
2.	CONSOLIDATED FINANCIAL STATEMENTS
TGS presents its consolidated financial statements with TGS, Telcosur S.A. (“Telcosur”) and CTG Energía S.A. (“CTG”), which are jointly referred to as the “Company”.